Accrued Expenses	10 Months Ended
Jan. 01, 2011
Accrued Expenses [Abstract]
Accrued Expenses
G. ACCRUED EXPENSES
Accrued expenses at January 1, 2011 and January 2, 2010 were as follows:

(Millions of Dollars)	2010	2009
Payroll and related taxes	$254.9	$108.8
Income and other taxes	185.6	40.5
Customer rebates and sales returns	177.5	37.7
Insurance and benefits	153.8	28.4
Accrued restructuring costs	101.2	46.4
Derivative financial instruments	82.4	82.0
Warranty costs	73.7	21.0
Deferred revenue	54.0	42.8
Other	242.8	75.9

Total	$1,325.9	$483.5